Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of related party transaction
	Executive Management			Board of Directors			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Short term benefits	407,147	717,905	1,002,707	163,476	170,755	200,421	570,623	888,660	1,203,128
Post-employee benefits years	26,870	42,560	55,278	—	—	—	26,870	42,560	55,278
Share-based payment charge	204,840	109,912	204,224	57,148	49,323	60,657	261,988	159,235	264,881
Total	638,857	870,377	1,262,209	220,624	220,078	261,078	859,481	1,090,455	1,523,287